Leases - Schedule of Maturity of Leases Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Maturity of Leases Liabilities [Abstract]
2026		$ 188,178
2027	139,005	140,552
2028	15,317	15,488
Total undiscounted lease payments	154,322	344,218
Less: future finance charges	(4,027)	(16,935)
Lease liabilities	$ 150,295	$ 327,283	$ 299,086